SALT FUNDS TRUST
20 West 22nd Street | New York, NY 10010

October 18, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Salt Funds Trust (the “Trust”)
File Nos. 333-228903 and 811-23406
Salt Low truBetaTM US Market ETF (S000067251)
Dear Sir or Madam:
On behalf of the Trust and its series, the Salt Low truBetaTM US Market ETF (the “Fund”), attached please find a Preliminary Proxy Statement to solicit shareholder approval of an Agreement and Plan of Reorganization to reorganize the Fund into an identically named series of ETF Series Solutions with the same investment adviser, sub-adviser, fees, expenses, and investment objective and materially identical investment strategy, policies, and risks.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,
/s/ Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust